UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-21237
                                   ---------------------------------------

                              Unified Series Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

              431 North Pennsylvania Street, Indianapolis, IN 46204
--------------------------------------------------------------------------------
         (Address of principal executive offices)             (Zip code)

Terry Gallagher
----------------
Unified Fund Services, Inc.
---------------------------
431 North Pennsylvania Street
-----------------------------
Indianapolis, IN 46204
------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code:  (317)917-7000
                                                   --------------------------

Date of fiscal year end:   11/30
                        --------------------

Date of reporting period:  02/28/05
                         -----------


Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

MARCO TARGETED RETURN FUND
SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)


COMMON STOCKS - 49.77%                                                      SHARES              VALUE
                                                                          ------------      ---------------

BIOLOGICAL PRODUCTS - 1.62%
Amgen, Inc. (a)                                                                700          $    43,127
                                                                                            ---------------

COMPUTER COMMUNICATIONS EQUIPMENT - 3.26%
Cisco Systems, Inc. (a)                                                      5,000               87,100
                                                                                            ---------------

COMPUTER STORAGE DEVICES - 2.01%
SanDisk Corp. (a)                                                            2,000               53,760
                                                                                            ---------------

COMPUTER TERMINALS - 0.71%
PalmOne, Inc. (a)                                                              800               19,056
                                                                                            ---------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT - 1.32%
General Electric Co.                                                         1,000               35,200
                                                                                            ---------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 2.28%
International Game Technology                                                2,000               60,920
                                                                                            ---------------

NATIONAL COMMERCIAL BANKS - 4.59%
Citigroup, Inc.                                                                500               23,860
JPMorgan Chase & Co.                                                         2,700               98,685
                                                                                            ---------------
                                                                                                122,545
                                                                                            ---------------

PHARMACEUTICAL PREPARATIONS - 1.58%
Pfizer, Inc.                                                                 1,600               42,064
                                                                                            ---------------

RADIO & TV BROADCASTING & COMMUNICATIONS EQUIPMENT - 2.70%
L-3 Communications Holdings, Inc.                                            1,000               72,100
                                                                                            ---------------

RETAIL - EATING PLACES - 3.21%
CBRL Group, Inc.                                                             2,000               85,620
                                                                                            ---------------

ROLLING DRAWING & EXTRUDING OF NONFERROUS METALS - 2.89%
Alcoa, Inc.                                                                  2,400               77,088
                                                                                            ---------------

SAVINGS INSTITUTIONS, NOT FEDERALLY CHARTERED - 3.62%
Washington Mutual, Inc.                                                      2,300               96,508
                                                                                            ---------------

SEMICONDUCTORS & RELATED DEVICES - 2.69%
Intel Corp.                                                                  3,000               71,940
                                                                                            ---------------

SERVICES - COMPUTER PROCESSING & DATA PREPARATION - 4.68%
Affiliated computer Services, Inc. (a)                                         900               46,530
SunGard Data Systems, Inc. (a)                                               3,000               78,330
                                                                                            ---------------
                                                                                                124,860
                                                                                            ---------------

SERVICES - MISCELLANEOUS AMUSEMENT & RECREATION - 1.36%
Walt Disney Co. (The)                                                        1,300               36,322
                                                                                            ---------------

SERVICES - PREPACKAGED SOFTWARE - 4.40%
Microsoft Corp.                                                              1,600               40,288
Symantec Corp. (a)                                                           3,500               77,035
                                                                                            ---------------
                                                                                                117,323
                                                                                            ---------------

MARCO TARGETED RETURN FUND
SCHEDULE OF INVESTMENTS - CONTINUED
FEBRUARY 28, 2005 (UNAUDITED)

COMMON STOCKS - 49.77% - CONTINUED                                          SHARES              VALUE
                                                                          ------------      ---------------

SOAP, DETERGENTS, CLEANING PREPARATIONS, PERFUMES, COSMETICS - 2.98%
Procter & Gamble Co.                                                         1,500          $    79,635
                                                                                            ---------------

WHOLESALE - GROCERIES & RELATED PRODUCTS - 3.87%
Sysco Corp.                                                                  3,000              103,260
                                                                                            ---------------

TOTAL COMMON STOCKS (COST $1,315,211)                                                         1,328,428
                                                                                            ---------------


EXCHANGED TRADED FUND - 23.51%
SPDR Trust Series 1                                                          5,200              627,536
                                                                                            ---------------

TOTAL EXCHANGED TRADED FUND (COST $616,202)                                                     627,536
                                                                                            ---------------

MORTGAGE-BACKED SECURITIES - 2.19%
Federal National Mortgage Association                                        1,000               58,460
                                                                                            ---------------

TOTAL MORTGAGE-BACKED SECURITIES (COST $65,798)                                                  58,460
                                                                                            ---------------


MONEY MARKET SECURITIES - 26.56%
Huntington Money Market Fund - Investment Shares, 1.43%, (c)               708,888              708,888
                                                                                            ---------------


TOTAL MONEY MARKET SECURITIES (COST $708,888)                                                   708,888
                                                                                            ---------------

TOTAL INVESTMENTS (COST $2,706,099) -102.03%                                                $ 2,723,312
                                                                                            ---------------

LIABILITIES IN EXCESS OF OTHER ASSETS - (2.03)%                                                 (54,263)
                                                                                            ---------------

TOTAL NET ASSETS - 100.00%                                                                  $ 2,669,049
                                                                                            ===============

(a) Non-income producing.
(b) American Depositary Receipt
(c) Variable rate security; the coupon rate shown represents the rate at February 28, 2005.



                                 Tax Related
                                 Unrealized appreciation                                    $    41,985
                                 Unrealized depreciation                                        (24,772)
                                                                                            ---------------
                                 Net unrealized appreciation                                $    17,213
                                                                                            ===============

                                 Aggregate cost of securities for income tax purposes       $ 2,706,099
                                                                                            ===============


MARCO TARGETED RETURN FUND
SCHEDULE OF INVESTMENTS - CONTINUED
FEBRUARY 28, 2005 (UNAUDITED)

                                                                          SHARES SUBJECT
CALL OPTIONS / EXPIRATION DATE @ EXERCISE PRICE                             TO CALL             VALUE
                                                                          ------------      ---------------

Affiliated computer Services, Inc. / July 2005 @ $50                           900          $    3,780
Alcoa, Inc. / March 2005 @ $30                                               1,200               2,640
Alcoa, Inc. / March 2005 @ $30                                               1,200               3,180
Amgen, Inc. / April 2005 @ $60                                                 700               2,310
CBRL Group, Inc. / March 2005 @ $40                                          2,000               5,400
Cisco Systems, Inc. / April 2005 @ $17.50                                    3,000               1,800
Citigroup, Inc. / March 2005 @ $50                                             500                  25
Disney Co. / Aprill 2005 @ $27.50                                            1,300               1,430
Federal National Mortgage Association / March 2005 @ $70                       400                  20
General Electric Co. / March 2005 @ $35                                      1,000                 600
Intel Corp. / April 2005 @ $22.50                                            1,300               2,535
International Game Technology / April 2005 @ $30                             2,000               2,500
L-3 Communications Holdings, Inc. / April 2005 @ $70                         1,000               3,400
Microsoft Corp. / April 2005 @ $30                                             800                  80
Pfizer, Inc. / March 2005 @ $27.50                                             600                 120
Procter & Gamble Co. / April 2005 @ $55                                      1,500                 750
SanDisk Corp. / April 2005 @ $20                                             2,000              14,140
SPDR Trust Series 1 / March 2005 @ $122                                      2,500               2,625
SPDR Trust Series 1 / April 2005 @ $122                                      2,700               3,240
SunGard Data Systems, Inc. / July 2005 @ $25                                 3,000               6,600
Symantec Corp. / April 2005 @ $25                                              800                 360
Symantec Corp. / July 2005 @ $22.50                                          2,700               4,590
Sysco Corp. / May 2005 @ $35                                                 3,000               2,550
Washington Mutual, Inc. / April 2005 @ $40                                   2,300               5,750
                                                                          ------------      ---------------

TOTAL (PREMIUMS RECEIVED $68,421)                                           38,400          $   70,425
                                                                          ============      ===============



RELATED NOTES TO THE SCHEDULE OF INVESTMENTS

Securities Valuations - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official
Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust (the "Board").

     Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Security Transactions and Related Income- The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

MARCO TARGETED RETURN FUND
RELATED NOTES TO THE SCHEDULE OF INVESTMENTS - CONTINUED
FEBRUARY 28, 2005 (UNAUDITED)


Option writing - When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether The Fund has realized a gain or loss. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a- 3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

                               FORM N-Q SIGNATURES




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Unified Series Trust
By   /s/ Anthony J. Ghoston
  --------------------------------------------------------
         Anthony J. Ghoston, President

Date  4/29/05
    --------------------------------------




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Anthony J. Ghoston
  ----------------------------------------------------------
         Anthony J. Ghoston, President

Date 4/29/05
    ------------------------------------------


By /s/ Thomas Napurano
  --------------------------------------------------------------
         Thomas Napurano, Chief Financial Officer and Treasurer

Date 4/28/05
    ------------------------------------------